Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Transactions with Related Parties

The amounts of transactions with related parties recognized in the consolidated income statement and the related assets and liabilities are as follows:

For the year ended and at December 31, 2024

	Revenue	Other income	Costs*
	(EUR thousand)

Parent company
Stevanato Holding S.r.l.	—	266	7

Other related parties
Società Agricola Stella S.r.l.	—	1	165
SFEM Italia S.r.l.	—	—	21
E & FKH Ejendomme ApS	—	—	222
Studio Legale Spinazzi Azzarita Troi	—	—	198
Fondazione Stevanato	—	—	180
Incog BioPharma Services Inc	5,557	—	—

* Costs include cost of sales, selling, general administrative costs and other expenses net

	Trade receivables	Trade payables	Other Assets	Contract Assets	Other Liabilities
	(EUR thousand)

Parent company:
Stevanato Holding S.r.l.	—	—	9,216	—	22,785

Other related parties
Società Agricola Stella S.r.l.	—	113	—	—	—
SFEM Italia S.r.l.	—	2	—	—	—
Studio Legale Spinazzi Azzarita Troi	—	29	—	—	—
Incog BioPharma Services Inc	208	—	—	3,628	3

For the year ended and at December 31, 2023

	Revenue	Costs*
	(EUR thousand)

Other related parties
Winckler & Co. Ltd.	—	191
Società Agricola Stella S.r.l.	—	110
SFEM Italia S.r.l.	—	20
E & FKH Ejendomme ApS	—	435
Studio Legale Spinazzi Azzarita Troi	—	311
Fondazione Stevanato	—	240
C.T.S. Studio AS	—	21
Incog BioPharma Services Inc	545	—

* Costs include cost of sales, selling, general administrative costs and other expenses net

	Trade receivables	Trade payables	Other Assets	Other Liabilities
	(EUR thousand)
Parent company:
Stevanato Holding S.r.l.	—	—	4,020	—

Other related parties
Società Agricola Stella S.r.l.	—	102	—	—
Studio Legale Spinazzi Azzarita Troi	—	168	—	—
C.T.S. Studio AS	—	1	—	—
SIT Manufacturing	—	—	2,034	—
Incog BioPharma Services Inc	636			1,210

Loan from/to related parties

For the year ended and at December 31, 2023

	Interest received	Interest paid	Financial assets or liabilities
	(EUR thousand)

Other related parties
SE Holdings Co.Ltd.	—	3	—

For the year ended December 31, 2022

	Revenue	Costs*
	(EUR thousand)

Other related parties
Winckler & Co. Ltd.	—	313
Società Agricola Stella S.r.l.	—	90
SFEM Italia S.r.l.	—	19
E & FKH Ejendomme ApS	—	419
Piovesan Barbara	—	30
Studio Legale Spinazzi Azzarita Troi	—	384
Fondazione Stevanato	—	305
C.T.S. Studio AS	—	23
Incog BioPharma Services Inc	509	—

* Costs include cost of sales, selling, general administrative costs and other expenses net

Loan from/to related parties

For the year ended December 31, 2022

	Interest received	Interest paid
	(EUR thousand)

Other related parties
SE Holdings Co.Ltd.	—	5

Key management personnel of the Group
Directors and Key Managers	2	—

Summary of Emoluments to Directors and Key Management

Emoluments to Directors and Key Management

The fees of the Directors of Stevanato Group S.p.A. are as follows:

For the year ended December 31, 2024

	Fixed remuneration		Share based	Total
	Annual	Fringe	compensation (2)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	1,970	6	459	2,435

(1) Fringe benefits related to car and insurance benefits

(2) Shares granted to board members

For the year ended December 31, 2023

	Fixed remuneration		Pension	Share based	Total
	Annual	Fringe	expense (2)	compensation (3)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	2,242	12	70	438	2,762

(1) Fringe benefits related to car and insurance benefits

(2) Pensions expense related to "Trattamento Fine Mandato" accrued in the year

(3) Shares granted to board members

For the year ended December 31, 2022

	Fixed remuneration		Pension	Share based	Total
	Annual	Fringe	expense(2)	compensation (3)	remuneration
	fee	benefits (1)
(EUR thousand)

Total Directors	2,353	12	62	379	2,806

(1) Fringe benefits related to car and insurance benefits

(2) Pensions expense related to "Trattamento Fine Mandato" accrued in the year

(3) Shares granted to board members

The aggregate compensation for members of the Senior Management Team (excluding the Chairman and including the CEO) is as follows:

For the year ended December 31, 2024

	Fixed remuneration		Variable	Pension	Share based	Total
	Annual	Fringe	remuneration(2)	expense (3)	compensation(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,741	22	79	2,325	719	4,886

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to "Trattamento Fine Rapporto" accrued in the year and to severance payments

(4) Shares granted under stock grant plan 2023-2027 and other share-based incentive plans

For the year ended December 31, 2023

	Fixed remuneration		Variable	Pension	Share based	Total
	Annual	Fringe	remuneration(2)	expense(3)	compensation(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,777	28	94	94	845	2,838

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO

(3) Pensions expense related to "Trattamento Fine Rapporto" accrued in the year

(4) Shares granted under stock grant plan 2023-2027 and other share-based incentive plans

For the year ended December 31, 2022

	Fixed remuneration		Variable	Pension	Share based	Total
	Annual	Fringe	remuneration(2)	expense(3)	compensation(4)	remuneration
	fee	benefits(1)
(EUR thousand)

Total Other Key Management	1,619	26	1,198	87	5,423	8,353

(1) Fringe benefits related to car and insurance benefits

(2) Variable remuneration related to MBO and LTI. With regard to variable compensation, key managers' performance was measured not only by financial indicators, such as revenue and EBITDA margin, but also by non-financial indicators such as (i) environment: programs in line with carbon neutrality, (ii) gender balance in senior position, (iii) quality mindset and performances and (iv) values and guiding principles.

(3) Pensions expense related to "Trattamento Fine Rapporto" accrued in the year

(4) Shares granted under stock grant plan 2021-2027 and other share-based incentive plans